CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 723,831		$ 742,095		$ 521,253
Inventories	10,825		12,571		11,284
Accounts receivable	55,695		57,122		54,757
Current income tax receivable	765		7,129		17,786
Current deferred tax asset	17,571		14,397		10,583
Prepaid expenses and other	9,254		11,278		11,300
Accounts receivable from parent	6,424
Total current assets	824,365		844,592		626,963
Theatre properties and equipment
Land			102,490		97,244
Buildings			398,151		397,857
Property under capital lease			244,022		226,522
Theatre furniture and equipment			748,756		677,422
Leasehold interests and improvements			790,710		704,882
Theatre properties and equipment, gross	2,321,703		2,284,129		2,103,927
Less accumulated depreciation and amortization	1,017,064		979,171		865,077
Theatre properties and equipment, net	1,304,639		1,304,958		1,238,850
Other assets
Goodwill	1,151,495	[1]	1,150,811	[1]	1,150,637	[1]
Intangible assets - net	329,714		330,741		336,907
Investments in and advances to affiliates	3,829		1,237		1,543
Long-term deferred tax asset	13,847		13,187		8,826
Deferred charges and other assets - net	106,902		102,044		63,980
Total other assets	1,731,815		1,712,862		1,656,440
Total assets	3,860,819		3,862,412		3,522,253
Current liabilities
Current portion of long-term debt	8,824		9,546		12,145
Current portion of capital lease obligations	11,582		11,064		9,639
Current income tax payable	19,045		8,891		6,506
Current liability for uncertain tax positions	5,707		14,900
Accounts payable			70,809		65,819
Accounts payable and accrued expenses	275,454		292,790
Accrued film rentals			65,059		64,373
Accrued interest			4,694		6,147
Accrued payroll			39,443		34,270
Accrued property taxes			24,599		24,086
Accrued other current liabilities			88,186		81,265
Total current liabilities	320,612		337,191		304,250
Long-term liabilities
Long-term debt, less current portion	1,752,960		1,754,464		1,560,076
Capital lease obligations, less current portion	143,160		139,107		131,533
Long-term deferred tax liability	163,890		177,960		162,449
Long-term liability for uncertain tax positions	20,860		19,575		22,411
Deferred lease expenses	39,212		38,297		34,466
Other long-term liabilities	55,128		58,301		45,465
Total long-term liabilities	2,424,271		2,429,009		2,192,710
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	49,543		49,543		49,543
Treasury stock, 57,245 Class B shares at cost	(24,233)		(24,233)		(24,233)
Additional paid-in-capital	1,198,806		1,192,106		1,176,535
Accumulated deficit	(85,477)		(94,425)		(163,632)
Accumulated other comprehensive loss	(34,024)		(37,698)		(23,682)
Total Cinemark USA, Inc.'s stockholder's equity	1,104,615		1,085,293		1,014,531
Noncontrolling interests	11,321		10,919		10,762
Total equity	1,115,936		1,096,212		1,025,293
Total liabilities and equity	3,860,819		3,862,412		3,522,253
Class A common stock
Cinemark USA, Inc.'s stockholder's equity:
Common stock
Class B common stock
Cinemark USA, Inc.'s stockholder's equity:
Common stock	49,543		49,543		49,543
National CineMedia LLC
Other assets
Investments	85,568		78,123		72,040
Long-term liabilities
Deferred revenue-NCM	249,061		241,305		236,310
Digital Cinema Implementation Partners
Other assets
Investments	24,564		23,012		12,798
RealD
Other assets
Investment in marketable securities-RealD	$ 15,896		$ 13,707		$ 9,709

[1]	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.